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                  [Sutherland Asbill & Brennan LLP Letterhead]




DAVID S. GOLDSTEIN
DIRECT LINE: (202) 383-0606
Internet: dgoldstein@sablaw.com

                                                    May 2, 2000
VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Mail Stop 10-5
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re:      GE Institutional Funds
                           File Nos. 333-29337; 811-08257
                           ------------------------------

Commissioners:

                  On behalf of GE Institutional Funds (the "Trust"), we hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that the form of the Prospectus and Statement of Additional Information ("SAI") being used in connection with the offering of interests in the Trust and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 11 for the Trust filed with the Commission on April 25, 2000 via EDGARLINK.

                  If you have any questions or comments, please call the undersigned at (202) 383-0606.

                                       Sincerely,

                                       /s/ David S. Goldstein

                                       David S. Goldstein


cc:      Marc Bryant/GE Institutional Funds
         Jeanne La Porta, Esq./GE Institutional Funds